OPERATING LEASE- Consolidated balancesheet information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Lessee, Lease, Description [Line Items]
Right-of-use assets	¥ 231	$ 34	¥ 5,420
Operating lease liabilities - current	1,162	169	5,571
Operating lease liabilities – non-current	145	$ 21	3,123
Previous Lease Standard ("ASC 840") [Member]
Lessee, Lease, Description [Line Items]
Right-of-use assets	231		5,420
Operating lease liabilities - current	1,162		5,571
Operating lease liabilities – non-current	145		3,123
Total lease liabilities	¥ 1,307		¥ 8,694
Weighted average remaining lease term	1 year 2 months 4 days	1 year 2 months 4 days	1 year 7 months 9 days
Weighted average discount rate	4.75%	4.75%	4.75%